DISCONTINUED OPERATIONS	12 Months Ended
Jun. 30, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
DISCONTINUED OPERATIONS
On July 9, 2015, the Company announced the signing of a definitive agreement to divest four product categories, comprised of 43 of its beauty brands (“Beauty Brands”), which will be merged with Coty, Inc. (“Coty”). While the ultimate form of the transaction has not yet been decided, the Company’s current preference is for a Reverse Morris Trust split-off transaction in which P&G shareholders could elect to participate in an exchange offer to exchange P&G shares for Coty shares. The transaction includes the global salon professional hair care and color, retail hair color, cosmetics and fine fragrance businesses, along with select hair styling brands. The Company expects to close the transaction in the second half of calendar year 2016, pending regulatory approvals.
Coty’s offer for the Beauty Brands, which was accepted by the Company, was $12.5 billion. While the final value of the transaction will be determined at closing based on Coty’s stock price and outstanding shares and equity grants as of the date of signing, the value of the transaction was approximately $15.0 billion as of the date of the transaction. The value is comprised of approximately 413 million shares, or 52% of the diluted equity of the newly combined company, valued at approximately $13.1 billion and the assumption of debt of $1.9 billion by the entity holding the Beauty Brands immediately prior to close of the transaction. The assumed debt is expected to vary between $3.9 billion and $1.9 billion, depending on a $22.06 to $27.06 per share collar of Coty’s stock based on the trading price prior to the close of the transaction, but will be subject to other contractual valuation adjustments.
The Beauty Brands had historically been part of the Company's Beauty reportable segment. In accordance with applicable accounting guidance for the disposal of long-lived assets, the results of the Beauty Brands are presented as discontinued operations and, as such, have been excluded from both continuing operations and segment results for all periods presented. Additionally, the Beauty Brands' balance sheet positions as of June 30, 2015 and June 30, 2014 are presented as assets and liabilities held for sale in the Consolidated Balance Sheets.
During the quarter ended December 31, 2014, the Company divested its interest in a China-based battery joint venture, resulting in proceeds of approximately $560. In November 2014, the Company reached an agreement to divest the remainder of its Batteries business to Berkshire Hathaway (BH) via a split transaction, in which the Company will exchange a recapitalized Duracell Company for BH's shares of P&G stock. As of the date the transaction was signed, BH's shares were valued at approximately $4.7 billion. As of June 30, 2015, this value has declined to approximately $4.1 billion. The Company expects to contribute approximately $1.8 billion in cash to the Duracell Company in the pre-transaction recapitalization, subject to final working capital adjustments. The Company recorded goodwill and indefinite-lived asset impairment charges during the fiscal year ended June 30, 2015 which reflected the total estimated proceeds from the divestiture transactions (see Note 2). Since the number of shares of P&G stock the Company will receive in the Batteries transaction is fixed, the total value to be received in the transaction will be based on the Company's share price as of the closing date, which is expected to occur in the beginning of calendar 2016. Accordingly, any further increase or decrease in the Company's share price before the closing date will ultimately be reflected in Net earnings from discontinued operations as a gain or loss.
The Batteries business had historically been part of the Company's Fabric Care and Home Care reportable segment. In accordance with applicable accounting guidance for the disposal of long-lived assets, the results of the Batteries business are presented as discontinued operations and, as such, have been excluded from both continuing operations and segment results for all periods presented. Additionally, the Batteries balance sheet positions as of June 30, 2015 are presented as assets and liabilities held for sale in the Consolidated Balance Sheets.
On July 31, 2014, the Company completed the divestiture of its Pet Care operations in North America, Latin America, and other selected countries to Mars, Incorporated (Mars) for $2.9 billion in an all-cash transaction. Under the terms of the agreement, Mars acquired our branded pet care products, our manufacturing sites in the United States and the majority of the employees working in the Pet Care business. The agreement included an option for Mars to acquire the Pet Care business in several additional countries, which were substantially completed as of June 30, 2015. The European Union countries were not included in the agreement with Mars. In December 2014, the Company completed the divestiture of its Pet Care operations in Western Europe to Spectrum Brands in an all-cash transaction. Under the terms of the agreement, Spectrum Brands acquired our branded pet care products, our manufacturing site in the Netherlands, and the majority of the employees working in the Western Europe Pet Care business. The one-time after-tax impact of these transactions is not material.
The Pet Care business had historically been part of the Company’s Health Care reportable segment. In accordance with applicable accounting guidance for the disposal of long-lived assets, the results of the Pet Care business are presented as discontinued operations and, as such, have been excluded from both continuing operations and segment results for all periods presented. Additionally, the Pet Care balance sheet positions as of June 30, 2014 are presented as assets and liabilities held for sale in the Consolidated Balance Sheets.
On July 1, 2015, the Company adopted ASU 2014-08, which included new reporting and disclosure requirements for the reporting of discontinued operations. The new requirements are effective for discontinued operations occurring on or after the adoption date, which includes the Beauty Brands divestiture. All other discontinued operations prior to July 1, 2015 are reported based on the previous disclosure requirements for discontinued operations, including the Batteries and Pet Care divestitures.
The following table summarizes total Net earnings/(loss) from discontinued operations and reconciles to the Consolidated Statements of Earnings:

Amounts in millions; Years ended June 30	2015	2014	2013
Beauty Brands	$643	$660	$607
Batteries	(1,835)	389	348
Pet Care	49	78	101
Net earnings/(loss) from discontinued operations	$(1,143)	$1,127	$1,056
The following table summarizes total assets and liabilities held for sale and reconciles to the Consolidated Balance Sheets:

Amounts in millions; As of June 30	2015			2014
	Beauty Brands	Batteries	Total	Beauty Brands	Pet Care	Total
Current assets held for sale	$922	$3,510	$4,432	$1,096	$2,849	$3,945
Noncurrent assets held for sale	5,204	—	5,204	5,811	—	5,811
Total assets held for sale	$6,126	$3,510	$9,636	$6,907	$2,849	$9,756

Current liabilities held for sale	$356	$1,187	$1,543	$384	$660	$1,044
Noncurrent liabilities held for sale	717	—	717	727	—	727
Total liabilities held for sale	$1,073	$1,187	$2,260	$1,111	$660	$1,771
The following is selected financial information included in Net earnings from discontinued operations for the Beauty Brands:

	Beauty Brands
Amounts in millions; Years ended June 30	2015	2014	2013
Net Sales	$5,530	$6,109	$6,206
Cost of products sold	1,820	1,980	1,939
Selling, general and administrative expense	2,969	3,299	3,501
Interest expense	—	1	(1)
Interest income	2	2	3
Other non-operating income/(loss), net	91	(3)	1
Earnings on discontinued operations before income taxes	$834	$828	$771
Income taxes on discontinued operations	191	168	164
Net earnings from discontinued operations	$643	$660	$607
The following is selected financial information included in cash flows from discontinued operations for the Beauty Brands:

	Beauty Brands
Amounts in millions; Years ended June 30	2015	2014	2013
SIGNIFICANT NON-CASH OPERATING ITEMS
Depreciation and amortization	$125	$127	$127
(Gain)/loss on sale and/or purchase of businesses	$(86)	$—	$—
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	$(106)	$(108)	$(102)
The major components of assets and liabilities of the Beauty Brands held for sale were as follows:

	Beauty Brands
Amounts in millions; As of June 30	2015	2014
Cash	$9	$10
Accounts receivable	293	352
Inventories	476	553
Prepaid expenses and other assets	144	181
Total current assets held for sale	$922	$1,096
Property, plant and equipment, net	613	697
Goodwill and intangible assets, net	4,513	5,089
Other noncurrent assets	78	25
Total noncurrent assets held for sale	$5,204	$5,811
Total assets held for sale	$6,126	$6,907

Accounts payable	$118	$113
Accrued and other liabilities	238	271
Total current liabilities held for sale	$356	$384
Noncurrent deferred tax liabilities	352	329
Other noncurrent liabilities	365	398
Total noncurrent liabilities held for sale	$717	$727
Total liabilities held for sale	$1,073	$1,111

The following is selected financial information included in Net earnings/(loss) from discontinued operations for the Batteries and Pet Care businesses:

		Net Sales	Earnings Before Impairment Charges and Income Taxes	Impairment Charges	Income Tax Expense	Gain on Sale Before Income Taxes	Income Tax Expense on Sales	Net Earnings/(Loss) from Discontinued Operations
Batteries	2015	$2,226	$479	$(2,174)	$(140)	$—	$—	$(1,835)
	2014	2,552	548	—	(159)	—	—	389
	2013	2,465	513	—	(165)	—	—	348
Pet Care	2015	251	—	—	(4)	195	(142)	49
	2014	1,475	130	—	(52)	—	—	78
	2013	1,586	151	—	(50)	—	—	101
Total	2015	$2,477	$479	$(2,174)	$(144)	$195	$(142)	$(1,786)
	2014	4,027	678	—	(211)	—	—	467
	2013	4,051	664	—	(215)	—	—	449

The major components of current assets and current liabilities of the Batteries and Pet Care businesses held for sale were as follows:

	Batteries	Pet Care
Amounts in millions; As of June 30	2015	2014
Cash	$25	$—
Accounts receivable	245	—
Inventories	304	122
Prepaid expenses and other assets	28	14
Property, plant and equipment, net	496	441
Goodwill and intangible assets, net	2,389	2,258
Other noncurrent assets	23	14
Total current assets held for sale	$3,510	$2,849

Accounts payable	$195	$63
Accrued and other liabilities	194	13
Long-term debt	18	—
Noncurrent deferred tax liabilities	780	584
Total current liabilities held for sale	$1,187	$660